Discontinued Operation - Schedule of Discontinued Operations from Balance Sheets (Parentheticals) (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Schedule of Discontinued Operations from Balance Sheet [Abstract]
Accounts receivable, net of allowance	¥ 14,109